Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 5,334,215	$ 4,547,246
Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	303,803
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	105,512
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	689
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	43,878
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	27,221
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	93,145
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	8,999
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	92
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	756
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	6,077
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	17,434
Within one year [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,406,758	2,050,839
Within one year [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	81,516
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	16,006
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	12,257
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	5,539
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	20,983
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	8,999
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	298
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	17,434
One to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	1,954,040	1,704,770
One to 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	184,181
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	78,236
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	689
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	21,908
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	19,193
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	63,697
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	458
Over 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	973,417	$ 791,637
Over 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	31,937
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	11,270
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	9,713
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,489
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	8,465
No specific maturity [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	6,169
No specific maturity [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	92
No specific maturity [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 6,077